Accounts Payable and Accrued Expenses (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2025	Sep. 30, 2025	May 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Expenses (Tables) [Line Items]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses as of September 30, 2025 and December 31, 2024 consisted of:

	September 30, 2025	December 31, 2024
	(Unaudited)
Research and development expenses payable	$858,965	$778,205
Professional fees payable	40,019	127,031
Others	12,496	13,375
	$911,480	$918,611

Accounts payable and accrued expenses as of December 31, 2024 and 2023 consisted of:

	December 31, 2024	December 31, 2023
Deferred bonus and salaries payable	$—	$451,660
Research and development expenses payable	778,205	1,162,155
Professional fees payable	127,031	175,324
Cost of healthcare services payable	—	61,826
Insurance expenses payable	—	27,463
Others	13,375	15,913
	$918,611	$1,894,341

DiamiR Biosciences Corp. [Member]
Accounts Payable and Accrued Expenses (Tables) [Line Items]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	May 31, 2025	May 31, 2024
Outside services	$220,411	$123,065
Employee compensation	5,884	12,285
Other	5,563	13,298
Total	$231,858	$148,648

Diamir Biosciences Corp [Member]
Accounts Payable and Accrued Expenses (Tables) [Line Items]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	November 30, 2025	May 31, 2025
Outside services	$643,784	$220,411
Employee compensation	19,248	5,884
Other	10,364	5,563
Total	$673,396	$231,858